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                                  APPENDIX 1.
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                            Please print or type.

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 1.    Name and address of issuer:  NYLIAC Variable Annuity Separate Account-I
                                    51 Madison Avenue
                                    New York, New York 10010
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 2.    Name of each series or class of funds for which this notice is filed:

       The following eighteen Investment Divisions: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, Alger American Small Capitalization, Calvert Socially Responsible, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Balanced, Janus Aspen Worldwide Growth and Morgan Stanley Emerging Markets Equity.
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 3.    Investment Company Act File Number:     811-07280

       Securities Act File Number:     33-53342
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 4.    Last day of fiscal year for which this notice is filed:

                              December 31, 1996
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 5.    Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                           [ ]
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 6.    Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):

                                not applicable
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 7.    Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                      0
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 8.    Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                                      0
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 9.    Number and aggregate sale price of securities sold during the fiscal year:

                        192,770,476 units/ $251,507,420
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10.    Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                        192,770,476 units/ $251,507,420
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11.    Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                                      0
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12.    Calculation of registration fee:

       (i)     Aggregate sale price of securities sold during
               the fiscal year in reliance on Rule 24f-2
               (from Item 10):                                    $251,507,420
                                                                  ------------

       (ii)    Aggregate price of shares issued in connection
               with dividend reinvestment plans (from Item 11,
               if applicable):                                              +0
                                                                  ------------

       (iii)   Aggregate price of shares redeemed or repurchased
               during the fiscal year (if applicable):             -45,683,621
                                                                  ------------
       (iv)    Aggregate price of shares redeemed or repurchased
               and previously applied as a reduction to filing
               fees pursuant to Rule 24e-2 (if applicable):                 +0
                                                                  ------------
       (v)     Net aggregate price of securities sold and issued
               during the fiscal year in reliance on Rule 24f-2
               [line (i), plus line (ii), less line (iii), plus
               line (iv)] (if applicable):                         205,823,799
                                                                  ------------
       (vi)    Multiplier prescribed by Section 6(b) of the
               Securities Act of 1933 or other applicable law
               or regulation (see Instruction C.6):                   x 1/3300
                                                                  ------------
       (vii)   Fee due [line (i) or line (v) multiplied by
               line (vi)]:                                          $62,370.85
                                                                  ============

Instruction:   Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.  See Instruction C.3.
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13.    Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                            [X]
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       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                               February 13, 1997
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                                  SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)* /s/John Andrew Cullen
                                  ---------------------------------------
                                  John Andrew Cullen
                                  ---------------------------------------
                                  Vice President and Assistant Controller
                                  ---------------------------------------
       Date 2/13/97

            * Please print the name and title of the signing officer below the signature.
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